BORROWED MONEY	12 Months Ended
Sep. 30, 2015
BORROWED MONEY
BORROWED MONEY

8.BORROWED MONEY

Borrowed money at September 30, 2015 and 2014 is summarized as follows:

	2015		2014
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

FHLB advances maturing within the year ending September 30:
2015	$—	—%	$163,900,000	0.62%
2016	166,500,000	0.28%	—	—%
Thereafter	4,000,000	5.48%	4,000,000	5.48%

Total FHLB advances	170,500,000	0.40%	167,900,000	0.74%

Retail repurchase agreements	41,103,652	0.17%	33,790,082	0.10%
Term loan	8,250,000	2.70%	9,250,000	2.66%

Total borrowed money	$219,853,652	0.44%	$210,940,082	0.72%

The Bank offers a sweep account program for which certain customer demand deposits in excess of a certain amount are “swept” on a daily basis into retail repurchase agreements pursuant to individual repurchase agreements between the Bank and its customers.  Retail repurchase agreements represent overnight borrowings that are secured by certain of the Bank’s investment securities.  Unlike regular savings deposits, retail repurchase agreements are not insured by the FDIC.  At September 30, 2015 and 2014, the Bank had $44.9 million and $35.2 million, respectively, in U.S. Treasury, debt and mortgage-backed securities pledged to secure retail repurchase agreements.

During January 2014, the Company entered into a $10.0 million term loan with a commercial bank.  The proceeds of the term loan were used to repurchase $10.0 million of outstanding shares of the preferred stock from a private investor during January 2014.  The loan agreement also provides a $2.0 million revolving line of credit to the Company.  There was no balance outstanding under the revolving line of credit during the fiscal year ended September 30, 2015 and 2014.  The rate of interest on these borrowings equals the Daily LIBOR Rate plus 2.50%.  Monthly interest and quarterly principal payments under the term loan began on March 31, 2014 and are scheduled to end on January 17, 2021.  All of the common stock of the Bank that was held by the Company was pledged as collateral to secure the loans.  Following is a summary of the required principal payments for each of the next five years ending September 30 and in the aggregate thereafter:

Year ending September 30:
2016	$1,375,000
2017	1,500,000
2018	1,500,000
2019	1,687,500
2020	1,750,000
Thereafter	437,500
Total	$8,250,000

The loan agreement requires the Company to adhere to certain covenants while the borrowings are outstanding, including that the Company will:  (1) require the Bank to maintain a minimum ratio of Tier 1 capital to risk-weighted assets of at least 8%; (2) maintain consolidated net income in an amount equal to or greater than the sum of (a) the total amount of principal installments required to be paid under the term loan plus (b) the total amount of cash distributions paid to its common shareholders; and (3) cause the Bank to maintain a ratio of adversely classified assets to Tier 1 capital plus loan loss reserves of not more than 50%.  Failure to comply with these covenants will result in any outstanding principal balances and all accrued and unpaid interest becoming immediately due and payable.  The Bank was in compliance with all such covenants at September 30, 2015.

The average balances of borrowed money for the years ended September 30, 2015 and 2014 were $124.0 million and $107.9 million, respectively and the maximum month-end balances were $242.6 million and $224.1 million, respectively.  The average rates paid during the years ended September 30, 2015 and 2014 were 0.79% and 1.13%, respectively.

The Bank has the ability to borrow funds from the FHLB equal to 35% of the Bank’s total assets under a blanket agreement that assigns all investments in FHLB stock as well as qualifying first mortgage loans as collateral to secure the amounts borrowed.  In addition to the $170.5 million in advances outstanding at September 30, 2015, the Bank had approximately $111.0 million in additional borrowing capacity available to it under this arrangement.  The assets underlying the FHLB borrowings are under the Bank’s physical control.

The Bank has the ability to borrow funds from the Federal Reserve under an agreement that assigns certain qualifying loans as collateral to secure the amounts borrowed.  At September 30, 2015, $212.4 million of commercial loans were assigned under this arrangement.  The assets underlying these borrowings are under the Bank’s physical control.  As of September 30, 2015, the Bank had no borrowings outstanding from the Federal Reserve and had approximately $157.5 million in additional borrowing capacity available to it under this arrangement.